February 17, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 74 to the Trust’s Registration Statement (the “Amendment”).  The purpose of this filing is to register shares of the Catalyst Event Arbitrage Fund.

Please note that the Registrant has confirmed to us that it does not plan to sell shares of the Catalyst Event Arbitrage Fund pursuant to the amendment to the Trust’s Registration Statement that was filed electronically on January 13, 2012 (Accession No. 0001162044-12-000046).

If you have any questions, please contact Michael Barolsky at (513) 352-6672 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP